Annual Operating Expenses - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund - Class K	May 30, 2024
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]

[1]	A Adjusted to reflect current fees.